Equity (Details) - USD ($)																																							6 Months Ended		7 Months Ended	12 Months Ended
		Nov. 04, 2024	Aug. 18, 2024	Apr. 26, 2024	Mar. 22, 2024	Mar. 05, 2024	Dec. 08, 2023	Dec. 01, 2023	Nov. 29, 2023	Nov. 24, 2023	Nov. 22, 2023	Sep. 05, 2023	Jun. 21, 2023	May 30, 2023	May 18, 2023	May 17, 2023	Mar. 28, 2023	Mar. 24, 2023	Feb. 03, 2023	Jan. 20, 2023	Jan. 05, 2023	Dec. 29, 2022	Dec. 20, 2022	Sep. 20, 2022	Sep. 09, 2022	Sep. 01, 2022	Jul. 22, 2022	Jul. 15, 2022	May 16, 2022	Jan. 26, 2022	Dec. 31, 2021	Aug. 05, 2021	May 26, 2021	Feb. 18, 2021	Feb. 06, 2021	Jul. 02, 2020	Apr. 04, 2019	Aug. 18, 2018	Jun. 30, 2024	Jun. 30, 2023	Aug. 04, 2023	Dec. 31, 2024	Dec. 31, 2023	Oct. 02, 2023
Class of Stock [Line Items]
Share capital								(20)						30
Cancelled shares													220
Designation shares												2,000,000
Cancelled shares																																												635
Additional ordinary shares								4,500,000,000
Ordinary shares, shares outstanding																																							243,902
Adjusted stock split							63,025		4,202	6,523,157							57,593	34,915	5,594	17,135	23,937	933					2,500	2,500		24,208	17,520		16,729	12	5		62		12,195				2,513
Ordinary share issued																				342,684																	1,250						243,902
Aggregate value (in Dollars)																																									$ 1,520,867
Restricted share price (in Dollars)									$ 100,000
Restricted share							1,260,504
Consulting fee expense (in Dollars)																																							$ 1,474,999	$ 1,396,470
Share-based compensation expenses (in Dollars)																																							2,180,000	2,180,000
Fair value of shares (in Dollars)																	$ 24,078,675	$ 15,906,186			$ 12,640,062						$ 13,080,000
Unrecognized compensation expense- (in Dollars)																																							$ 4,541,667				$ 6,721,667
Reserved shares																								10,069								16,729
Number of outstanding percentage			2.00%																																	20.00%
Contractual term																																						10 years
Share excised																																		242
Adjusted split value (in Dollars)																							$ 1,272						$ 1,632				$ 1,272
Stock options were fully vested																														7,479
Vested adjusted shares																														374
Modification expense (in Dollars)																							$ 206,461						$ 137,641	$ 2,139,555
Stock spilit per shares (in Dollars per share)										$ 6						$ 268.4							$ 403.2
Net proceeds (in Dollars)																																											10,375,969
Purchase an aggregate share price (in Dollars per share)																$ 13.42
Net proceeds (in Dollars)															$ 600,000
Investors agreed purchase aggregate (in Dollars)										$ 40,000,000
Subscription receivable (in Dollars)										$ 40,000,000
Ordinary shares issued																			111,875
Conversion amount (in Dollars)																																								3,128,453
Equity purchase percentage																					31.00%
Appraisal percentage																					90.00%
Consideration of acquisition																	1,151,869				478,747
Consideration of equity interest percentage																	65.00%
Warrant term																															5 years						5 years
Warrant exercisable value (in Dollars)																															$ 876						$ 1,320
Convertible note (in Dollars)																															$ 6,000,000
Dividend stock				100		15,574,774
Dividend stock shares split				5		778,739
Dividend per share (in Dollars per share)				$ 6
Allocation of statutory reserve percentage																																							10.00%
Registered capital percentage																																							50.00%
Statutory reserve balances (in Dollars)
Warrant [Member]
Class of Stock [Line Items]
Adjusted stock split																																					26,400
Consulting Services [Member]
Class of Stock [Line Items]
Share-based compensation expenses (in Dollars)																																											$ 1,474,999
Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)								$ 0.4				$ 0.4
Authorized shares								4,500,000,000
Restricted Stock Units (RSUs) [Member]
Class of Stock [Line Items]
Ordinary share issued																											50,000
Restricted share																												50,000
DTI Group Limited [Member]
Class of Stock [Line Items]
Equity percentage																		32.00%
Subsequent Event [Member]
Class of Stock [Line Items]
Reserved shares			4,316
Conversion Convertible Loan [Member]
Class of Stock [Line Items]
Conversion amount (in Dollars)																			$ 3,128,453
Employees [Member]
Class of Stock [Line Items]
Adjusted stock split																																	1,584
Private Placement [Member]
Class of Stock [Line Items]
Ordinary share issued																																											1,544,613
Purchase of ordinary shares (in Dollars)																						$ 15,000,000			$ 30,000,000	$ 15,000,000
Market price percentage																						96.00%			96.00%
Net proceeds (in Dollars)					$ 500,000
IPO [Member]
Class of Stock [Line Items]
Adjusted stock split																																					26
Warrant issued																																					510
Forecast [Member]
Class of Stock [Line Items]
Authorized share capital (in Dollars)		$ 2,000,000,000
Additional ordinary shares		4,750,000,000
Forecast [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)		$ 8
Forecast [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Adjusted stock split			216
Forecast [Member] | Private Placement [Member]
Class of Stock [Line Items]
Ordinary share issued																																										116,507
Stock Options [Member]
Class of Stock [Line Items]
Adjusted stock split																																	748
Minimum [Member]
Class of Stock [Line Items]
Authorized share capital (in Dollars)								$ 200,000,000				$ 50,000,000		$ 16,666,700
Divided shares								500,000,000				125,000,000		333,333,333
Exercise price (in Dollars per share)																							20.16							$ 292.8
Adjusted split value (in Dollars)																														$ 5,856
Vesting period																																	1 year
Minimum [Member] | Forecast [Member]
Class of Stock [Line Items]
Divided shares		250,000,000
Maximum [Member]
Class of Stock [Line Items]
Authorized share capital (in Dollars)								$ 2,000,000,000				$ 200,000,000		$ 50,000,000
Divided shares								5,000,000,000				500,000,000		1,000,000,000
Exercise price (in Dollars per share)																							$ 63.6							$ 81.6
Adjusted split value (in Dollars)																														$ 1,632
Vesting period																																	3 years
Maximum [Member] | Forecast [Member]
Class of Stock [Line Items]
Authorized share capital (in Dollars)		$ 40,000,000,000
Divided shares		5,000,000,000
Maximum [Member] | Forecast [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)		$ 8
Maximum [Member] | Stock Options [Member]
Class of Stock [Line Items]
Adjusted stock split																																	836
2018 Stock Option Plan [Member]
Class of Stock [Line Items]
Adjusted stock split																																					18,000
Ordinary share issued																																	31,687
Share-based compensation expenses (in Dollars)
Exercise price (in Dollars per share)																																	$ 292.8				$ 900
Adjusted split value (in Dollars)																																	$ 5,856
2018 Stock Option Plan [Member]
Class of Stock [Line Items]
Adjusted stock split																														1,210
Exercise price (in Dollars per share)																													$ 81.6				$ 63.6
Stock options were fully vested																																	14,958
Common Class A [Member] | Forecast [Member]
Class of Stock [Line Items]
Divided shares		4,999,000,000
Common Class A [Member] | Forecast [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)		$ 8
Shareholders of Smartconn [Member]
Class of Stock [Line Items]
Adjusted stock split											2,669,435
Shareholders of Smartconn [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued											53,388,709
Fair value of shares (in Dollars)											$ 30,938,757
Shareholders of Boxinrui [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued											69,141,256
Adjusted stock split											3,457,063
Fair value of shares (in Dollars)											$ 40,067,357
White Lion Capital LLC [Member] | Private Placement [Member]
Class of Stock [Line Items]
Net proceeds (in Dollars)																																											$ 476,563
YA II PN, LTD. [Member]
Class of Stock [Line Items]
Adjusted stock split																									933						136												77,231
Warrant issued																															2,721
Common Class A [Member]
Class of Stock [Line Items]
Share capital												1		1
Ordinary shares par value (in Dollars per share)	[1]																																						$ 8				$ 8
Divided shares								4,980,000,000
Ordinary shares, shares issued	[1]																																						13,757,773				12,973,209
Unissued shares												8
Number of votes												one
Authorized shares	[1]																																						4,980,000,000				4,980,000,000
Additional ordinary shares																				83,211
Increased from share capital (in Dollars)								$ 2,000,000,000
Ordinary shares, shares outstanding	[1]																																						13,757,773				12,973,209
Adjusted stock split																		698,301		4,161		47																	13,757,773		8,085		12,973,209
Ordinary share issued										130,463,140																									100
Aggregated issued																																									161,708
Restricted share price (in Dollars)							$ 1,500,000
Net proceeds (in Dollars)																																											$ 4,115,706
Purchase an aggregate shares (in Dollars)																$ 600,000
Purchase an aggregate share price (in Dollars per share)										$ 0.3
Reserve split adjusted																								503								836
Common Class A [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)												$ 0.05		$ 0.00166667
Ordinary shares, shares issued												8
Additional ordinary shares								4,482,000,000
Ordinary share issued																																											50,252
Ordinary shares issued	[2]																																							5,594
Conversion amount (in Dollars)	[2]																																							$ 44,751
Consideration of acquisition	[2]																																							34,915
Common Class A [Member] | Private Placement [Member]
Class of Stock [Line Items]
Adjusted stock split																																											7,683
Market price percentage																										97.00%
Common Class A [Member] | Forecast [Member]
Class of Stock [Line Items]
Divided shares		4,980,000,000
Additional ordinary shares		19,000,000
Adjusted stock split																																										5,825
Net proceeds (in Dollars)																																										$ 101,639
Common Class A [Member] | Forecast [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)		$ 8
Authorized shares		4,750,000,000
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Authorized shares												498,000,000
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Authorized shares												500,000,000
Common Class A [Member] | Share Consolidation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued																																											259,464,169
Ordinary shares, shares outstanding																																											259,464,169
Common Class A [Member] | Amended 2018 Plan [Member]
Class of Stock [Line Items]
Additional ordinary shares																				259,473
Adjusted stock split																				12,974
Common Class A [Member] | Shareholders [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares issued																																							275,155,450
Ordinary shares, shares outstanding																																							275,155,450
Common Class A [Member] | White Lion Capital LLC [Member]
Class of Stock [Line Items]
Ordinary share issued																																											153,646
Common Class A [Member] | YA II PN, LTD. [Member]
Class of Stock [Line Items]
Adjusted stock split																									47
Share Consolidation [Member]
Class of Stock [Line Items]
Designation shares												243,903
Share Consolidation [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)												$ 0.4		$ 0.05
Share Capital Increase [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)								$ 0.4				$ 0.4
Class B Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)	[1]																																						$ 8				$ 8
Divided shares								20,000,000
Ordinary shares, shares issued	[1]																																						12,195				12,195
Number of votes												thirty
Authorized shares	[1]																																						20,000,000				20,000,000
Additional ordinary shares								18,000,000
Ordinary shares, shares outstanding	[1]																																						12,195				12,195
Class B Ordinary Shares [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)								$ 0.4
Authorized shares												500,000,000
Ordinary shares issued
Conversion amount (in Dollars)
Consideration of acquisition
Class B Ordinary Shares [Member] | Forecast [Member]
Class of Stock [Line Items]
Divided shares		1,000,000
Increased from share capital (in Dollars)		$ 40,000,000,000
Class B Ordinary Shares [Member] | Forecast [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)		$ 8
Divided shares		20,000,000
Common Stock [Member]
Class of Stock [Line Items]
Restricted share									84,033
Common Stock [Member] | Forecast [Member] | Common Stock [Member]
Class of Stock [Line Items]
Ordinary shares par value (in Dollars per share)		$ 0.4

[1]	Retroactively restated for one-for-twenty reverse split with effective date of November 22, 2024.
[2]	Retroactively restated for one-for-twenty reverse split with effective date of November 22, 2024.